Condensed Condensed Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Liabilities, Current [Abstract]
Accrued expenses	$ 225	$ 659
TOTAL LIABILITIES	37,928	659
Commitments and Contingencies
SHAREHOLDERS' DEFICIT
Additional paid-in capital	10	10
Accumulated deficit	(37,928)	(659)
Total Stockholder's Deficit	(37,928)	(659)
Archimedes Tech SPAC Partners II Co [Member]
Current assets
Cash	1,077,839	1,362,766
Prepaid expenses	140,921	111,403
Total current assets	1,218,760	1,474,169
Prepaid insurance		9,896
Demand deposit held in Trust Account	242,002,931	239,860,969
TOTAL ASSETS	243,221,691	241,345,034
Liabilities, Current [Abstract]
Accrued expenses	305,087	61,277
Accrued offering costs		75,000
Due to related party	4,283	1,239
Total current liabilities		137,516
Deferred underwriting fee payable	8,050,000	8,050,000
TOTAL LIABILITIES	8,359,370	8,187,516
Commitments and Contingencies
Ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of $10.52 and $10.43 per share as of March 31, 2026 and December 31, 2025, respectively	242,002,931	239,860,969
SHAREHOLDERS' DEFICIT
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Ordinary shares, $0.0001 par value; 400,000,000 shares authorized; 6,590,000 shares issued and outstanding (excluding 23,000,000 shares subject to possible redemption) as of March 31, 2026 and December 31, 2025	659	659
Accumulated deficit	(7,141,269)	(6,704,110)
Total Stockholder's Deficit	(7,140,610)	(6,703,451)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	243,221,691	241,345,034	[1]
Related Party [Member] | Archimedes Tech SPAC Partners II Co [Member]
Liabilities, Current [Abstract]
Due to related party	4,283	1,239
Accrued and other current liabilities	$ 309,370	$ 137,516

[1]	As of December 31, 2024, included an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.